Shares, equity and appropriation of profit - Number of shares after dilution (Details)	Dec. 31, 2018 Right shares	Dec. 31, 2017 Right shares	Dec. 31, 2016 Right shares	Dec. 31, 2015 shares
Shares, equity and appropriation of profit
Number of shares	690,341,597	506,900,012	506,900,012	451,083,339
Number of treasury shares	(3,338,529)	(4,144,459)	(4,549,947)	(4,894,972)
Number of outstanding shares, basic	687,003,068	502,755,553	502,350,065
Number of outstanding share rights | Right	3,333,478	3,175,448	2,701,546
Excluding share rights to be settled in cash | Right	(220,833)		(10,169)
Number of shares after dilution	690,115,713	505,931,001	505,041,442